Offerings - Offering: 1	Feb. 18, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.90% Senior Notes due 2055
Amount Registered | shares	300,000,000
Proposed Maximum Offering Price per Unit	0.99774
Maximum Aggregate Offering Price	$ 299,322,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,826.2
Offering Note
1
This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Tables” in the registrant’s Registration Statement on Form
S-3
(File
No. 333-264708),
which was filed on May 5, 2022 (the “Registration Statement”). The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related offering. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant initially deferred payment of all of the registration fee with respect to the Registration Statement.